First Trust NASDAQ-100 Ex-Technology Sector Index Fund Shareholder Fees	Dec. 31, 2025
First Trust NASDAQ-100 Ex-Technology Sector Index Fund | First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%